Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Held for investment fair Value	$ 20,487	$ 26,853
Deferred costs of loans	$ 1,632	$ 973
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000
Warrant for common stock purchase	589,625	589,625
Warrant for common stock purchase per share	$ 6.36	$ 6.36
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	94,693,002	93,487,652
Common stock, shares outstanding	94,686,801	93,487,581
Treasury stock, shares	6,201	71